Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A C Institutional And Class R [Member] - BLACKROCK EQUITY DIVIDEND FUND - Investor C	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	535
Expense Example, No Redemption, 5 Years	922
Expense Example, No Redemption, 10 Years	$ 1,803